Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	$ 89,765	$ 108,626
UNITED STATES
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	88,096	68,228
Deferred tax liabilities	105,018	129,782
Deferred tax assets (liabilities), net	(16,922)	(61,554)
Deferred tax liabilities, net, recognized	(89,765)	(108,626)
Deferred tax assets, net, recognized	0	0
Deferred tax assets (liabilities), net, not recognized	72,843	47,072
UNITED STATES | Operating tax losses
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	46,982	39,901
UNITED STATES | Tax credits
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	10,673	10,805
UNITED STATES | Share-based payments
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	7,265	5,429
UNITED STATES | Deferred revenue
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	0	358
UNITED STATES | Investment in Associates
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	11,542	0
UNITED STATES | Lease Liability
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	8,969	9,657
UNITED STATES | Other temporary differences
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	2,665	2,078
Deferred tax liabilities	0	27
UNITED STATES | Investments held at fair value
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	96,804	120,676
UNITED STATES | ROU asset
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	4,667	5,491
UNITED STATES | Fixed assets
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	$ 3,547	$ 3,588